Investments - Summary of Loan-To-Value and Average Debt-Service Coverage Ratios (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Commercial mortgage loans
Net commercial mortgage loans on real estate	$ 54.6	$ 78.7
Fixed maturity securities on deposit with various governmental authorities	$ 392.9	$ 423.7
70% and less | Maximum
Commercial mortgage loans
Loan-to-value percentage	70.00%	70.00%
81% - 95% | Minimum
Commercial mortgage loans
Loan-to-value percentage	81.00%	81.00%
81% - 95% | Maximum
Commercial mortgage loans
Loan-to-value percentage	95.00%	95.00%
Greater than 95% | Minimum
Commercial mortgage loans
Loan-to-value percentage	95.00%	95.00%
Commercial mortgage loans
Commercial mortgage loans
Less valuation allowance		$ (0.4)
Net commercial mortgage loans on real estate		78.7
Decrease in loan valuation allowance	$ 0.4
Commercial mortgage loans | Minimum
Commercial mortgage loans
Gross commercial mortgage loans on real estate	0.1	0.1
Commercial mortgage loans | Maximum
Commercial mortgage loans
Gross commercial mortgage loans on real estate	8.2	8.4
Commercial mortgage loans | 70% and less
Commercial mortgage loans
Gross commercial mortgage loans on real estate	$ 54.6	$ 79.1
% of Gross Mortgage Loans	100.00%	100.00%
Debt- Service Coverage Ratio	1.96	2.11
Commercial mortgage loans | Investment portfolio | Geographic concentration risk | California, Alabama and Utah
Commercial mortgage loans
Concentration percentage	45.00%
Fixed maturity securities
Commercial mortgage loans
Fixed maturity securities on deposit with various governmental authorities	$ 6.8	$ 6.2